Long-term debt - Reconciliation (Details) R in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Apr. 30, 2026 ZAR (R)	Apr. 30, 2026 USD ($)	Jun. 30, 2026 ZAR (R)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 ZAR (R)
Long-term debt
Balance at beginning of year			R 102,645		R 117,031
Loans raised			18,579		471
Loans repaid			(23,651)		(14,060)
Interest accrued			1,552		1,505
Amortisation of loan costs			160		126
Translation of foreign operations			(7,332)		(2,428)
Foreign exchange differences recognised in income statement			421
Balance at end of year			92,374		R 102,645
Commercial paper
Long-term debt
Loans repaid			(800)
US Dollar Bond April 2033
Long-term debt
Loans raised	R 12,300	$ 750	12,300	$ 750
Rand Bond
Long-term debt
Loans raised			5,300	300
Rand Bond | Sasol Financing International Limited
Long-term debt
Loans raised			5,300	$ 300
Us Dollar Bond Due September 2028 And May 2029
Long-term debt
Loans repaid			(12,300)
Revolving credit facility
Long-term debt
Loans repaid			R (8,400)